Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Disclosure of classes of share capital [line items]
Amount	$ 80,040	$ 75,190	$ 74,214
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	200.0	190.0
Amount	$ 5,000	$ 4,750	$ 4,400	$ 2,700
Preferred shares [member] | Issued capital [member] | Preferred shares class A series S [member]
Disclosure of classes of share capital [line items]
Number of shares		5.4
Amount		$ 135
Preferred shares [member] | Issued capital [member] | Preferred shares class A series T [member]
Disclosure of classes of share capital [line items]
Number of shares		4.6
Amount		$ 115
Preferred shares [member] | Issued capital [member] | Preferred shares class A series Y [member]
Disclosure of classes of share capital [line items]
Number of shares		5.5
Amount		$ 137
Preferred shares [member] | Issued capital [member] | Preferred shares class A series Z [member]
Disclosure of classes of share capital [line items]
Number of shares		4.5
Amount		$ 113
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 11 [member]
Disclosure of classes of share capital [line items]
Number of shares	6.0	6.0
Amount	$ 150	$ 150
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 12 [member]
Disclosure of classes of share capital [line items]
Number of shares	28.0	28.0
Amount	$ 700	$ 700
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 14 [member]
Disclosure of classes of share capital [line items]
Number of shares	40.0	40.0
Amount	$ 1,000	$ 1,000
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0
Amount	$ 350
Preferred shares [member] | Issued capital [member] | Preferred shares class A series 20 [member]
Disclosure of classes of share capital [line items]
Number of shares	16.0
Amount	$ 400